Joint Arrangements and Associate - Associate (Details) - CAD ($) shares in Millions, $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 14, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Net Earnings (Loss)		$ 551	$ (194)	$ 995	$ (2,226)	$ (2,379)	$ 2,194	$ (2,916)
Investment in Equity-Accounted Affiliate		$ 96		$ 96		$ 0
Headwater Exploration Inc.
Disclosure of joint ventures [line items]
Share of Equity Investment		25.00%		25.00%
Net Earnings (Loss)		$ 5		$ (2)
Proportionate Share of Equity Investment		1		(1)
Investment in Equity-Accounted Affiliate		$ 96		$ 96
Proceeds from sales of investment in equity-accounted affiliate	$ 228
Number of warrants held for investment		15		15